RELATED PARTY TRANSACTIONS - Balances with related parties (Details) - Related party ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties	¥ 419,270	$ 59,053	¥ 405,956
Amounts due to related parties	430,350	$ 60,614	425,685
Ziroom
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties	350,047		345,212
Amounts due to related parties	35,282		33,530
Yuanjing Mingde
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties	7,668		6,806
Amounts due to related parties	17,819		6,983
IFM
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties	3,128		7,400
Amounts due to related parties	31,299		27,091
Brokerage firms
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties	20,713		19,551
Amounts due to related parties	302,246		315,977
Tencent
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties	2,542		2,258
Amounts due to related parties	35,002		34,723
Others
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties	35,172		24,729
Amounts due to related parties	¥ 8,702		¥ 7,381